Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Schedule of consolidated financial statements
Name	Background		Ownership
MingZhu Investment Limited (“MingZhu BVI”)	● ● ●	A British Virgin Islands company Incorporated on January 15, 2018 A holding company	100% directly owned by MingZhu Cayman

YGMZ (Hong Kong) Limited (“MingZhu HK”)	● ● ●	A Hong Kong company Incorporated on February 2, 2018 A holding company	100% directly owned by MingZhu BVI

Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”)	● ● ●	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services	100% directly owned by MingZhu HK

Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)	● ● ●	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services	100% directly owned by MingZhu HK

Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)	● ● ●	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services	100% directly owned by MingZhu

Cheyi (BVI) Limited (“Cheyi BVI”)	● ● ●	A British Virgin Islands company Incorporated on September 29, 2021 A holding company	100% directly owned by MingZhu Cayman

Cheyi (Hong Kong) Limited (“Cheyi HK”)	● ● ●	A Hong Kong company Incorporated on October 22, 2021 A holding company	100% directly owned by Cheyi BVI

Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Ningbo Cheyi” or Cheyi WFOE)	● ● ●	A PRC limited liability company Incorporated on November 2, 2021 A holding company	100% directly owned by Cheyi HK

Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi Network”)	● ● ●	A PRC limited liability company Incorporated on December 10, 2015 An integrated online car-hailing and driver management services company	100% owned by Ningbo Cheyi via contractual arrangements

*	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.
**	Revenue equipment – car rental are passenger cars only used for providing car rental services.

Schedule of estimated useful lives of assets
Classification	Estimated Useful Life
Buildings and improvements	10 years
Computer and office equipment	3-5 years
Revenue equipment– trucking*	5 years
Revenue equipment – car rental**	6 years

*	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.
**	Revenue equipment – car rental are passenger cars only used for providing car rental services.

Schedule of disaggregated information of revenues
	2021	2020	2019
Guangdong province	$14,662,029	$13,522,929	$15,209,518
Xinjiang province	2,696,885	5,271,022	14,201,032
Total revenues	$17,358,914	$18,793,951	$29,410,550